Loan operations - Loan operations by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 365,169,005	R$ 321,697,974
Expected Credit Loss	(799,193)	(688,978)
Financial Assets At Amortized Cost Loan Operations	34,142,085	29,228,463
Loans operations
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	34,618,028	29,648,544
Expected Credit Loss	(475,943)	(420,081)
Loans to consumers [member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	26,185,440	23,217,323
Loans to consumers [member] | Loans And Receivables, Pledged Asset Loan [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	14,155,005	12,674,565
Loans to consumers [member] | Loans And Receivables, Non-Pledged Loan [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	4,549,379	4,516,553
Loans to consumers [member] | Loans And Receivables, Credit Card [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	7,481,056	6,026,205
Loans to government [member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	8,432,588	6,431,221
Loans to government [member] | Loans And Receivables, Pledged Asset Loan [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	265,192	549,148
Loans to government [member] | Loans And Receivables, Non-Pledged Loan [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	6,251,739	3,506,397
Loans to government [member] | Loans And Receivables, Credit Card [Member]
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 1,915,657	R$ 2,375,676